Document And Entity Information	Apr. 12, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 12, 2023
Entity Registrant Name	Finch Therapeutics Group, Inc.
Entity Central Index Key	0001733257
Entity Emerging Growth Company	true
Securities Act File Number	001-40227
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-3433558
Entity Address, Address Line One	200 Inner Belt Road
Entity Address, City or Town	Somerville
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02143
City Area Code	(617)
Local Phone Number	229-6499
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock $0.001 par value per share
Trading Symbol	FNCH
Security Exchange Name	NASDAQ